INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME TAXES
10. INCOME TAXES

10. INCOME TAXES

No income taxes were recorded in the periods presented since the Company had taxable losses in these periods.

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate of 21% for the periods presented to income (loss) before income taxes. The sources of the difference are as follows:

	Nine months ended September 30,
	2021	2020
Expected tax at 21%	$(1,289,109)	$(289,002)

Nontaxable gain on forgiveness of SBA PPP loan	(5,976)	-
Nontaxable unrealized gain on investment in and receivable from Can B Corp	-	(15,505)
Nondeductible stock-based compensation	260,085	108,745
Increase (decrease) in valuation allowance	1,035,000	195,762

Income tax provision	$-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	September 30, 2021	December 31, 2020

Net operating loss carryforward	5,884,551	4,849,551

Less valuation allowance	(5,884,551)	(4,849,551)

Deferred income tax assets - net	$-	$-

Based on management’s present assessment, the Company has not yet determined that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of September 30, 2021 and December 31, 2020 will be realized. Accordingly, the Company has maintained a 100% valuation allowance against the deferred tax asset in the financial statements at September 30, 2021 and December 31, 2020. The Company will continue to review this valuation allowance and make adjustments as appropriate.

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

All tax years remain subject to examination by major taxing jurisdictions.

12. INCOME TAXES

No income taxes were recorded in the years ended December 31, 2020 and 2019 since the Company had taxable losses in these periods.

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate of 21% for the periods presented to income (loss) from continuing operations before income taxes. The sources of the difference are as follows:

	Year ended December 31,
	2020	2019
Expected tax at 21%	$(773,128)	$(699,572)

Nontaxable loss on investment in and receivable from Can B Corp.	101,529	-
Nondeductible stock-based compensation	117,131	162,897
Increase (decrease) in valuation allowance	554,468	536,675

Income tax provision	$-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	December 31,	December 31,
	2020	2019

Net operating loss carryforward	4,849,551	4,295,083

Less valuation allowance	(4,849,551)	(4,295,083)

Deferred income tax assets - net	$-	$-

Based on management’s present assessment, the Company has not yet determined that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of December 31, 2020 will be realized. Accordingly, the Company has maintained a 100% valuation allowance against the deferred tax asset in the financial statements at December 31, 2020. The Company will continue to review this valuation allowance and make adjustments as appropriate.

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

All tax years remain subject to examination by major taxing jurisdictions.